Fair Value Measurement	12 Months Ended
Dec. 31, 2020
Fair Value Measurement
Fair Value Measurement

23.  Fair Value Measurement

Assets and liabilities disclosed at fair value

The Company’s cash and cash equivalents, restricted cash, accounts receivables, other current assets, accounts payable and other current liabilities are not measured at fair value in the consolidated balance sheets, as their carrying values approximated fair value due to their short-term maturity.

Assets measured at fair value on a nonrecurring basis

The Company measured its property, equipment and software, equity investments under measurement alternative, intangible assets and goodwill at fair value on a nonrecurring basis whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable.

Assets and liabilities measured at fair value on a recurring basis

The Group accounts for financial guarantee provided to a commercial bank related to its referral services (Note 2(h)) at fair value. The Group uses significant unobservable inputs to measure the fair value of these guarantee derivative assets or liabilities (Level 3).

The following table presents the fair value hierarchy for the Group's assets and liabilities that are measured and recorded at fair value as of December 31, 2020 (December 31, 2019: nil):

	For the year ended
	December 31,2020
	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at fair value
	RMB	RMB	RMB	US$
Guarantee liabilities	—	—	387	59

Significant Unobservable Inputs

The following table presents quantitative information about the significant unobservable inputs used for the Group's Level 3 fair value measurement as of December 31, 2020:

	Unobservable Input	Range of Inputs
Guarantee liabilities	Default rate	0.075%~2.8%
	Reasonable operating profit margin	10%

The following table summarizes the activities related to fair value of the guarantee derivatives:

	For the Year Ended
	December 31,
	2019	2020
	(RMB in thousands)
Fair value of guarantee liabilities at beginning of the year (Level 3)	Not applicable	—
Issuances	Not applicable	143
Net cash payout	Not applicable	11
Change in fair value	Not applicable	233
Fair value of guarantee liabilities at end of the year (Level 3)	Not applicable	387